Investments (Tables)	12 Months Ended
Dec. 31, 2021
The valuation of the investment included the following inputs for a liquidity event:

The valuation of the investment included the following inputs for a liquidity event:

	September 3, 2021	December 31, 2020

Liquidity event probability	100.00%	50.00%
Exercise price for conversion	USD $15	USD $15
Time to maturity	0.01 years	0.51 years
Initial stock price	USD $15	USD $15
Volatility	95.00%	131.10%
Risk free interest rate	0.05%	0.09%
Credit spread	262 bps	317 bps
Risk adjusted rate	2.66%	3.26%
Discount for lack of marketability (“DLOM”)	14.00%	21.00%
Synthetic credit rating	B	B+

The valuation of the investment included the following inputs for a ‘no’ liquidity event:

The valuation of the investment included the following inputs for a ‘no’ liquidity event:

	September 3, 2021	December 31, 2020

‘No’ liquidity event probability	0.00%	50.00%
Exercise price for conversion	USD $15	USD $15
Time to maturity	0.60 years	1.27 years
Initial stock price	USD $15	USD $15
Volatility	130.00%	144.70%
Risk free interest rate	0.06%	0.11%
Credit spread	285 bps	346 bps
Risk adjusted rate	2.89%	3.57%
DLOM	14.00%	21.00%
Synthetic credit rating	B	B+

A summary of the Company’s investments at December 31, 2021 and December 31, 2020 is as follows:

A summary of the Company’s investments at December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Addicting Games Inc.	$-	$2,606,100
Guaranteed investment certificates	131,342	124,998
Total investments	131,342	2,731,098
Current portion of investments	131,342	124,998
Long-term portions of investments	$-	$2,606,100